Commitments and Contingent Liabilities - Future Minimum Payments under Noncancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
2014	$ 4,188
2015	4,660
2016	4,580
2017	4,235
2018	4,070
Thereafter	23,730
Total minimum lease payments	$ 45,464